Stockholders' Equity and Stock-Based Compensation (Summary of Unvested RSU Activity) (FY) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of RSUs
Unvested at beginning of year (in shares) | shares	0
Awards from Former Parent plan (in shares) | shares	1,000
Weighted Average Grant-Date Fair Value
Unvested at beginning of year (in usd per share) | $ / shares	$ 0
Awards from Former Parent plan (in usd per share) | $ / shares	$ 76.38
RSUs
Number of RSUs
Granted (in shares) | shares	100
Vested (in shares) | shares	(100)
Forfeited (in shares) | shares	0
Unvested at end of year (in shares) | shares	1,000
Weighted Average Grant-Date Fair Value
Granted (in usd per share) | $ / shares	$ 76.19
Vested (in usd per share) | $ / shares	80.2
Forfeited (in usd per share) | $ / shares	77.93
Unvested at end of year (in usd per share) | $ / shares	$ 76.23